Consolidated and Combined Statements Of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	[1]	$ 851,496	$ 653,490	$ 81,812
Direct operating expenses	[1]	(499,929)	(417,301)	(96,236)
Selling, general and administrative expenses	[1]	(180,216)	(167,132)	(136,597)
Depreciation and amortization		(60,463)	(69,534)	(71,576)
Gains, net on dispositions		4,361	0	0
Restructuring charges		(10,241)	(5,171)	(14,691)
Operating income (loss)		105,008	(5,648)	(237,288)
Interest income	[1]	7,244	7,150	6,442
Interest expense		(51,869)	(53,110)	(33,735)
Loss on extinguishment of debt		0	(35,629)	0
Other income (expense), net		17,389	(49,033)	50,622
Income (loss) from operations before income taxes		77,772	(136,270)	(213,959)
Income tax (expense) benefit		(1,728)	70	(5,349)
Net income (loss)		76,044	(136,200)	(219,308)
Less: Net loss attributable to nonredeemable noncontrolling interest		(553)	(2,864)	(694)
Net income (loss) attributable to MSG Entertainment's stockholders		$ 76,597	$ (133,336)	$ (218,614)
Earnings (loss) per share attributable to MSG Entertainment's stockholders:
Basic (in dollars per share)		$ 1.48	$ (2.58)	$ (4.22)
Diluted (in dollars per share)		$ 1.47	$ (2.58)	$ (4.22)
Weighted-average number of shares of common stock:
Basic (in shares)		51,819	51,768	51,768
Diluted (in shares)		52,278	51,768	51,768

[1]	See Note 17. Related Party Transactions for further information on related party arrangements.